THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
DECEMBER 31, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.7%

	Shares	Value
Communication Services — 12.9%
Alphabet, Cl A *	4,883	$682,106
Alphabet, Cl C *	3,864	544,554
Electronic Arts	1,973	269,926
Meta Platforms, Cl A *	2,047	724,556
Netflix *	592	288,233
Omnicom Group	4,887	422,774
Walt Disney	7,241	653,790

		3,585,939

Consumer Discretionary — 8.8%
Booking Holdings *	83	294,419
BorgWarner	16,190	580,411
CarMax *	3,999	306,883
Ralph Lauren, Cl A	2,039	294,024
Ross Stores	3,047	421,674
Tapestry	8,071	297,094
Ulta Beauty *	546	267,535

		2,462,040

Consumer Staples — 9.5%
Colgate-Palmolive	8,615	686,702
Costco Wholesale	1,751	1,155,800
Hormel Foods	8,398	269,660
Kimberly-Clark	4,403	535,008

		2,647,170

Financials — 9.1%
Everest Group	1,744	616,644
Loews	17,489	1,217,059
Moody’s	1,077	420,633
MSCI, Cl A	526	297,532

		2,551,868

Health Care — 9.1%
Agilent Technologies	3,118	433,495
Danaher	3,054	706,512
Henry Schein *	5,608	424,582
IQVIA Holdings *	1,866	431,755
Stryker	1,849	553,702

		2,550,046

Industrials — 9.0%
Automatic Data Processing	2,907	677,244

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
DECEMBER 31, 2023
(UNAUDITED)

COMMON STOCK** — continued

	Shares	Value
Industrials — continued
Nordson	1,664	$439,562
Paychex	4,285	510,387
Veralto	3,584	294,820
Xylem	5,045	576,946

		2,498,959

Information Technology — 33.9%
Adobe *	659	393,159
Advanced Micro Devices *	2,084	307,202
Amphenol, Cl A	8,676	860,052
Apple	6,884	1,325,377
Arista Networks *	1,242	292,503
Autodesk *	1,195	290,959
Cadence Design Systems *	1,031	280,814
CDW	1,258	285,969
Gartner *	600	270,666
International Business Machines	5,008	819,058
KLA	741	430,743
Lam Research	567	444,108
Microsoft	3,605	1,355,624
NVIDIA	2,296	1,137,025
Salesforce *	1,612	424,182
ServiceNow *	389	274,825
Synopsys *	501	257,970

		9,450,236

Materials — 2.0%
Avery Dennison	2,758	557,557

Real Estate — 5.4%
American Tower, Cl A ‡	2,539	548,120
Equinix ‡	495	398,668
Kimco Realty ‡	26,574	566,292

		1,513,080

Total Common Stock
(Cost $24,731,511)		27,816,895

Total Investments - 99.7%
(Cost $24,731,511)		$27,816,895

Percentages are based on Net Assets of $27,895,097.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
DECEMBER 31, 2023
(UNAUDITED)

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class

RAM-QH-001-0700